TRADE PAYABLE AND REVERSE FACTORING OPERATIONS	12 Months Ended
Dec. 31, 2021
TRADE PAYABLE AND REVERSE FACTORING OPERATIONS
TRADE PAYABLE AND REVERSE FACTORING OPERATIONS	20. TRADE PAYABLE AND REVERSE FACTORING OPERATIONS

	Consolidated
	2021	2020
Domestic trade payable	5,296,080	5,462,377
Foreign trade payable (a)	1,104,189	1,014,356
Subtotal	6,400,269	6,476,733
Reverse factoring operations (b)	370,310	297,472
Total	6,770,579	6,774,205

a)	Refers to imports mainly denominated in US dollars, Euros and British pounds.

b)	The Company has contracts signed with Banco Itaú Unibanco S.A. to directly structure a reverse factoring operation with the Company’s main suppliers. Further details on these operations are included in note 3.6.2.